Offerings	Apr. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99732
Maximum Aggregate Offering Price | $	$ 498,660,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 76,344.9
Offering Note
(1)
The registration fee for the securities registered herein is offset in full pursuant to Rule 457(p) of the Securities Act by registration fees previously paid with respect to a Registration Statement on Form S-3 (File No. 333-268692) filed by the Registrant on December 6, 2022 and declared effective on March 1, 2023 (the “Prior Registration Statement”). The Prior Registration Statement was withdrawn on February 28, 2024, and no securities were sold pursuant thereto. The entire amount of such previously paid and unutilized registration fee is being applied to offset the $152,725 registration fee for the securities registered herein.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99778
Maximum Aggregate Offering Price | $	$ 498,890,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 76,380.1
Offering Note
(1)
The registration fee for the securities registered herein is offset in full pursuant to Rule 457(p) of the Securities Act by registration fees previously paid with respect to a Registration Statement on Form S-3 (File No. 333-268692) filed by the Registrant on December 6, 2022 and declared effective on March 1, 2023 (the “Prior Registration Statement”). The Prior Registration Statement was withdrawn on February 28, 2024, and no securities were sold pursuant thereto. The entire amount of such previously paid and unutilized registration fee is being applied to offset the $152,725 registration fee for the securities registered herein.